UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Zevenbergen Genea Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 96.3%

	CONSUMER DISCRETIONARY ― 38.0%
15,600	2U, Inc. (a)	$1,172,964
1,100	Amazon.com, Inc. (a)	2,203,300
4,585	MercadoLibre, Inc.	1,561,055
5,320	Netflix, Inc. (a)	1,990,372
16,100	Stitch Fix, Inc. (a)	704,697
5,125	Tesla, Inc. (a)	1,356,946
9,975	Trade Desk, Inc. (The)(a)	1,505,327
8,600	Wayfair Inc. (a)	1,269,962
		11,764,623
	CONSUMER STAPLES ― 4.9%
10,425	Tilray Inc. (a)	1,497,239

	FINANCIAL SERVICES ― 13.6%
10,925	PayPal Holdings, Inc. (a)	959,652
14,000	Redfin Corp. (a)	261,800
19,000	Square, Inc. (a)	1,881,190
24,700	Zillow Group, Inc. Class C (a)	1,092,975
		4,195,617
	PRODUCER DURABLES ― 2.5%
11,500	Axon Enterprise, Inc. (a)	786,945

	TECHNOLOGY ― 35.8%
13,800	Activision Blizzard, Inc.	1,148,022
6,425	Alibaba Group Holding Limited ― ADR (a)	1,058,583
560	Alphabet Inc. Class A (a)	675,965
5,900	Facebook, Inc. Class A (a)	970,314
17,400	nLIGHT, Inc. (a)	386,454
5,750	NVIDIA Corporation	1,615,865
13,100	Okta, Inc. (a)	921,716
19,200	Pluralsight, Inc. (a)	614,400
1,000	SVMK, Inc. (a)	16,030
20,400	Sea Limited ― ADR ^(a)	282,132
3,400	ServiceNow, Inc. (a)	665,142
9,400	Shopify Inc. (a)	1,545,924
4,150	Spotify Technology S.A. (a)	750,444
10,500	Tencent Holdings Limited ― ADR ^	428,820
		11,079,811

	UTILITIES ― 1.5%
9,500	SoftBank Group Corp. ― ADR ^(a)	$472,625

	TOTAL COMMON STOCKS
	(Cost $21,233,576)	$29,796,860

	SHORT―TERM INVESTMENTS ―3.9%
1,207,948	First American U.S. Treasury Money Market Fund, Class Z, 1.89% (b)	1,207,948
	SHORT―TERM INVESTMENTS (Cost $1,207,948)	$1,207,948

	TOTAL INVESTMENTS ― 100.2% (Cost $22,441,524)	31,004,808
	Liabilities in Excess of Other Assets ― (0.2)%	(60,459)
	TOTAL NET ASSETS ― 100.0%	$30,944,349

ADR:	American Depositary Receipt
(a)	Non-Income producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2018.

Zevenbergen Growth Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 100.1%

	CONSUMER DISCRETIONARY ― 31.8%
6,500	2U, Inc. (a)	$488,735
500	Amazon.com, Inc. (a)	1,001,500
1,575	lululemon athletica inc. (a)	255,922
2,100	MercadoLibre, Inc.	714,987
2,120	Netflix, Inc. (a)	793,156
2,850	Shake Shack Inc. Class A (a)	179,578
2,025	Tesla, Inc. (a)	536,159
1,100	The Trade Desk, Inc. (a)	166,001
2,525	Wayfair Inc. Class A (a)	372,867
		4,508,905
	CONSTUMER STAPLES ― 3.9%
3,800	Tilray Inc. (a)	545,756

	FINANCIAL SERVICES ― 10.1%
7,000	Charles Schwab Corporation	344,050
1,000	First Republic Bank	96,000
4,400	PayPal Holdings, Inc. (a)	386,496
1,800	Square, Inc. (a)	178,218
9,800	Zillow Group, Inc. Class C (a)	433,650
		1,438,414
	HEALTH CARE ― 14.8%
1,925	BioMarin Pharmaceutical Inc. (a)	186,667
10,650	Exact Sciences Corp. (a)	840,498
2,800	Medidata Solutions, Inc. (a)	205,268
3,100	Nevro Corp. (a)	176,700
5,200	Portola Pharmaceuticals, Inc. (a)	138,476
6,350	Teladoc Health Inc. (a)	548,323
		2,095,932
	PRODUCER DURABLES ― 8.2%
1,800	Axon Enterprise, Inc. (a)	123,174
375	CoStar Group, Inc. (a)	157,815
2,000	Paylocity Holding Corporation (a)	160,640
6,250	XPO Logistics, Inc. (a)	713,563
		1,155,192

	TECHNOLOGY ― 31.3%
2,700	Activision Blizzard, Inc.	$224,613
1,100	Adobe Systems Incorporated (a)	296,945
1,900	Alibaba Group Holding Limited ― ADR (a)	313,044
175	Alphabet Inc. Class A (a)	211,239
2,900	Avalara, Inc. (a)	101,297
2,375	Facebook, Inc. Class A (a)	390,592
3,100	Monolithic Power Systems, Inc.	389,143
1,800	NVIDIA Corp.	505,836
5,150	Okta, Inc. (a)	362,354
2,200	Proofpoint, Inc. (a)	233,926
1,800	ServiceNow, Inc. (a)	352,134
4,350	Shopify Inc. (a)	715,401
1,150	Spotify Technology SA (a)	207,954
1,000	Take-Two Interactive Software, Inc. (a)	137,990
		4,442,468
	TOTAL COMMON STOCKS
	(Cost $8,680,089)	$14,186,667

	SHORT―TERM INVESTMENTS ― 0.2%
33,647	First American U.S. Treasury Money Market Fund, Class Z, 1.89% (b)	33,647
	SHORT―TERM INVESTMENTS (Cost $33,647)	$33,647

	TOTAL INVESTMENTS ― 100.3% (Cost $8,713,736)	14,220,314
	Liabilities in Excess of Other Assets ― (0.3)%	(36,748)
	TOTAL NET ASSETS ― 100.0%	$14,183,566

ADR:	American Depositary Receipt
(a)	Non-Income producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2018.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2018:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$29,796,860	$—	$—	$29,796,860
Short-Term Investment	1,207,948	—	—	1,207,948
Total	$31,004,808	$—	$—	$31,004,808

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$14,186,667	$—	$—	$14,186,667
Short-Term Investment	33,647	—	—	33,647
Total	$14,220,314	$—	$—	$14,220,314

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date	11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date	11/27/2018